EVENTS AFTER THE BALANCE SHEET DATE (Details Narrative) - USD ($) $ in Millions		9 Months Ended
	Feb. 26, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Proceeds from sale of shares, net of related expenses		$ 5.3
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	486,213
Proceeds from sale of shares, net of related expenses	$ 2.1